Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
Changes in the carrying amount of goodwill acquired through business combinations by reportable segment are as follows:

	SLF Canada	SLF U.S.	SLF Asia	SLF Asset Management	Corporate	Total
Balance, January 1, 2016	$2,573	$464	$609	$784	$216	$4,646
Acquisitions (Note 3)	—	660	96	—	—	756
Foreign exchange rate movements	—	(12)	(19)	(17)	(37)	(85)
Balance, December 31, 2016	$2,573	$1,112	$686	$767	$179	$5,317
Acquisitions (Note 3)	—	—	16	—	—	16
Foreign exchange rate movements	—	(69)	(47)	(38)	4	(150)
Balance, December 31, 2017	$2,573	$1,043	$655	$729	$183	$5,183
The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2017	2016
SLF Canada
Individual	$1,066	$1,066
Group retirement services	453	453
Group benefits	1,054	1,054
SLF U.S. Employee benefits group	1,043	1,112
SLF Asia	655	686
SLF Asset Management
MFS	481	510
Sun Life Investment Management ("SLIM")	248	257
Corporate
U.K.	183	179
Total	$5,183	$5,317

Disclosure of reconciliation of changes in and components of intangible assets
The components of the intangible assets are as follows:

As at December 31,	2017	2016
Finite life intangible assets:
Distribution, sales potential of field force	$376	$417
Client relationships and asset administration contracts	429	402
Internally generated software	241	227
Total finite life intangible assets	$1,046	$1,046
Indefinite life intangible assets:
Fund management contracts(1)	$621	$657
Total indefinite life intangible assets	$621	$657
Total intangible assets	$1,667	$1,703

(1) Fund management contracts are attributable to SLF Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets.
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2016	$451	$904	$677	$2,032
Additions	82	11	—	93
Acquisitions (Note 3)	—	343	—	343
Disposals(1)	(6)	(80)	—	(86)
Foreign exchange rate movements	(9)	(6)	(16)	(31)
Balance, December 31, 2016	$518	$1,172	$661	$2,351
Additions	81	5	—	86
Acquisitions (Note 3)	—	61	—	61
Disposals	(3)	—	—	(3)
Foreign exchange rate movements	(17)	(36)	(36)	(89)
Balance, December 31, 2017	$579	$1,202	$625	$2,406
Accumulated amortization and impairment losses
Balance, January 1, 2016	$(239)	$(310)	$(4)	$(553)
Amortization charge for the year	(63)	(46)	—	(109)
Disposals(1)	6	2	—	8
Foreign exchange rate movements	5	1	—	6
Balance, December 31, 2016	$(291)	$(353)	$(4)	$(648)
Amortization charge for the year	(59)	(53)	—	(112)
Disposals	3	—	—	3
Foreign exchange rate movements	9	9	—	18
Balance, December 31, 2017	$(338)	$(397)	$(4)	$(739)
Net carrying amount, end of period:
As at December 31, 2016	$227	$819	$657	$1,703
As at December 31, 2017	$241	$805	$621	$1,667

(1) During 2016, the Company derecognized intangibles assets (carrying value of $78) related to Bentall Kennedy when a client of Bentall Kennedy exercised its rights to acquire certain wholly-owned subsidiaries involved in the management of its assets, for consideration of $75. Bentall Kennedy is reported within SLIM in the SLF Asset Management segment.